OLD MUTUAL FUNDS I

Supplement Dated May 19, 2010

This Supplement updates certain information contained in the currently effective Prospectus, dated November 19, 2009, for the Old Mutual Asset Allocation Conservative Portfolio, the Old Mutual Asset Allocation Balanced Portfolio, the Old Mutual Asset Allocation Moderate Growth Portfolio, and the Old Mutual Asset Allocation Growth Portfolio (the “Funds”), series portfolios of Old Mutual Funds I (the “Trust”).  You should retain your Prospectus and any Supplements for future reference. You may obtain an additional copy of the Prospectus, as supplemented, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

The following is added at the end of the first paragraph of the section of the Prospectus entitled “Exchanges Between Funds” on page 25:

Class A shares, purchased at NAV, may be exchanged for Class Z shares of the same Asset Allocation Portfolio, subject to the investment qualifications and minimums of Class Z shares.

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Distributed by Old Mutual Investment Partners
R-10-022  05/2010

OLD MUTUAL FUNDS I

Supplement Dated May 19, 2010

This Supplement updates certain information contained in the currently effective Prospectus, dated November 19, 2009, for the Old Mutual Analytic Fund, the Old Mutual Copper Rock Emerging Growth Fund, and the Old Mutual International Equity Fund (the “Funds”), series portfolios of Old Mutual Funds I (the “Trust”).  You should retain your Prospectus and any Supplements for future reference. You may obtain an additional copy of the Prospectus, as supplemented, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

The following is added at the end of the first paragraph of the section of the Prospectus entitled “Exchanges Between Funds” on page 32:

Class A shares, purchased at NAV, may be exchanged for Class Z shares of the same Fund, subject to the investment qualifications and minimums of Class Z shares.

_____________________________________________
Funds distributed by Old Mutual Investment Partners
R-10-023  05/2010

OLD MUTUAL FUNDS I

Supplement Dated May 19, 2010

This Supplement updates certain information contained in the currently effective Statements of Additional Information, dated November 19, 2009, for the series portfolios (the “Funds”) of Old Mutual Funds I (the “Trust”).  You should retain your Statement of Additional Information and any Supplements for future reference. You may obtain an additional copy of the Statement of Additional Information ("SAI"), as supplemented, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

The following is added at the end of the second paragraph under the section of the SAI entitled “Exchange Privileges”:

Class A shares, purchased at NAV, may be exchanged for Class Z shares of the same Old Mutual Fund, subject to the investment qualifications and minimums of Class Z shares.

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Funds distributed by Old Mutual Investment Partners
R-10-024  05/2010